Supplemental pension plans (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risk Factors [Abstract]
Nominal discount rate	8.8% - 9.31% a.a.	8.5% - 10% p.a.
Nominal rate of minimum expected return on assets	9.6% - 25.01% a.a.	7.01% - 25.16% a.a.
Nominal rate of future salary increases	4.0% a.a.	4.3% p.a.
Nominal growth rate of social security benefits and plans	4.0% a.a.	4.3% p.a.
Initial rate of growth of medical costs	8.16% - 9.72% a.a.	10.51% a.a.
Inflation rate	4.0% a.a.	4.3% p.a.
Biometric table of overall mortality	AT 2000 and BR-SEM	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Probability of entering retirement	100% in the 1st eligibility to a benefit by the plan	100% in the 1st eligibility to a benefit by the plan